Property and Equipment, Net - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Property, Plant and Equipment [Abstract]
Depreciation and amortization expense	$ 23,740	$ 25,833
Net carrying value of disposals of long-lived assets	23,449	66,986
Capitalized interest	$ 0	$ 0